Barclays PLC (the Parent company) - Total income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Dividend received from subsidiaries	£ 3	£ 0	£ 31
Other income	65	134	170
Fee and commission income (expense)	7,247	6,529	6,599
Currency translation movements	(160)	(1,942)
Barclays PLC
Disclosure of transactions between related parties [line items]
Dividend received from subsidiaries	3,087	2,818	2,797
Other income	1,183	1,174	(654)
Barclays PLC | AT1 Securities
Disclosure of transactions between related parties [line items]
Other income	990	985	905
Barclays PLC | Total for all subsidiaries
Disclosure of transactions between related parties [line items]
Fee and commission income (expense)	135	139	114
Currency translation movements	58	£ 50	£ (1,673)
Barclays PLC | Barclays Execution Services Limited
Disclosure of transactions between related parties [line items]
Dividend received from subsidiaries	115
Barclays PLC | Barclays Principal Investments Limited
Disclosure of transactions between related parties [line items]
Dividend received from subsidiaries	215
Barclays PLC | Barclays Bank UK PLC
Disclosure of transactions between related parties [line items]
Dividend received from subsidiaries	975
Barclays PLC | Barclays Bank PLC
Disclosure of transactions between related parties [line items]
Dividend received from subsidiaries	£ 1,782